Related-Party and Party In Interest Transactions (Details) - EBP 224 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 222
Interest income on notes receivable from participants	170
Legacy Enviri common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Value of common stock purchased	133
Value of common stock sold	238
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 160